Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of component of loss per common share

	2018	2017
Net loss attributable to common stockholders	$(27,426,356)	$(10,503,049)
Basic
Basic weighted average common shares outstanding	78,386,116	61,182,209
Diluted
Diluted weighted average common shares outstanding	78,386,116	61,182,209
Net loss per share:
Basic	$(0.35)	$(0.17)
Diluted	$(0.35)	$(0.17)

Schedule of number of securities convertible into common shares
	December 31,	December 31,
	2018	2017
Warrants	60,000	2,521,896
Options	1,706,431	2,162,977
Series A Preferred Stock	933,333	933,333
Convertible promissory note and interest	10,407,233	35,346,703
Total	13,106,997	40,964,909